RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENT	12 Months Ended
Dec. 31, 2011
RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENT
RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENT

Note 2—RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENT

        In 2010, Lpath entered into an agreement providing Pfizer Inc. with an exclusive option for a worldwide license to develop and commercialize iSONEP™, Lpath's lead monoclonal antibody product candidate that is being evaluated for the treatment of wet age-related macular degeneration ("wet AMD") and other ocular disorders.

        Under the terms of the agreement, Pfizer will provide Lpath with an up-front option payment of $14 million in addition to sharing the cost of the planned Phase 1b and Phase 2a trials. Such up-front payment was received in January 2011. Following completion of the two studies, Pfizer has the right to exercise its option for worldwide rights to iSONEP for an undisclosed option fee and, if Pfizer exercises its option, Lpath will be eligible to receive development, regulatory, and commercial milestone payments that could total up to $497.5 million; in addition, Lpath will be entitled to receive tiered double-digit royalties based on sales of iSONEP. As part of the agreement, Lpath has granted to Pfizer a time-limited right of first refusal for ASONEP™, Lpath's product candidate that is being evaluated for the treatment of cancer. Two Phase 2a trials are currently planned to further assess ASONEP's efficacy and safety in cancer patients.

        The company recognized $7.1 million and $1.4 million as cost reimbursements and amortization of option fees under the Pfizer agreement in 2011 and 2010, respectively.

        In connection with the termination of the License Agreement dated October 28, 2008 by and between the company and Merck KGaA, the company has received payment from Merck KGaA in 2011 in the amount of $675,000 to discharge certain payment obligations that survived termination of the License Agreement. Lpath recognized revenue related to the up-front licensing fee and initial development funding of $2.6 million in 2010. In 2010, the company recognized and received an additional $2 million related to the achievement of certain ASONEP development objectives.